UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO OF SOUTH DAKOTA
Address:    5032 SOUTH BUR OAK PL, STE 217
            SIOUX FALLS, SD 57108


13F File Number: 28-06751

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515-245-2459
Signature, Place, and Date of Signing:

1    DES MOINES, IOWA    07/21/2011

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:           $ 145,134

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  MEREDITH CORP                    COM          589433200      4824   154974 SH        SOLE             153658
                                                                                       SOLE                               1316
  MEREDITH CORP                    COM          589433200      7596   244009 SH        OTHER            244009
  NARA BANCORP INC                 COM          63080P105      1323   162773 SH        SOLE                               162773
  CSF INC                          COM          CS0001517      3300  1000000 SH        DEFINED          1000000
  ALUMA-FORM INC CAPITAL STOCK     COM          CS0002481      6691   127454 SH        SOLE             127454
  DAKOTA SUPPLY GROUP              COM          CS9000114     58173   178841 SH        SOLE                               178841
  EQUIPOISE CORPORATION &          COM          CS9000189      3145    92980 SH        SOLE                               92980
  MBW COMPANY CLASS A COMMON STOCK COM          CS9000197      2400   120000 SH        SOLE                               120000
  TWIN CITY FAN CLASS A COMMON     COM          CS9000205     46936  2382541 SH        DEFINED                            2382541
  ASSAY TECHNOLOGY INC COMMON      COM          CS9000221      2135   622501 SH        DEFINED                            622501
  FIDELITY BAN CORPORATION         COM          CS9000247      2979     1139 SH        DEFINED          1139
  CRAMER & ASSOCIATES              COM          SU0013957      5632    50283 SH        DEFINED          50283